MARKMAN
                                   MULTIFUNDS



May 2, 2001

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Markman MultiFund Trust
     File No. 33-85182

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Markman MultiFund Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 10) has been filed electronically.

Very truly yours,

/s/ Tina D. Hosking
Tina D. Hosking
Secretary


Investment Advisor                            Shareholder Services
Markman Capital Management, Inc.              c/o Integrated Fund Services, Inc.
6600 France Avenue South, Suite 565           P.O. Box 5354
Minneapolis, Minnesota 55435                  Cincinnati, Ohio 45201
Telephone: 952-920-4848                       Toll-free: 800-707-2771
Toll-free: 800-395-4848